Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2019
Related Party Transactions
Schedule of major related parties and their relationships with the Group

Company Name	Relationship with the Group
Hangzhou Ruhnn	Parent Company prior to Equity Restructuring
Dayi (Shanghai) Film Culture Studio ("Dayi Studio")	Controlled and owned by Zhang Yi
Shanghai Xiuxi Culture Communication Studio ("Xiuxi Studio")	Controlled and owned by Zhang Yi
Hangzhou Wunai Yidui Trade Co., Ltd. ("Wunai Yidui")	Controlled and owned by Zhang Yi

Schedule of amounts due from/to related parties

		As of March 31,
		2018	2019
		RMB	RMB
Amount due from	Hangzhou Ruhnn (2)	295,000	—
Amount due to	Hangzhou Ruhnn (1)	354,856,080	559,868,888
	Dayi Studio (3)	19,702,051	—
	Xiuxi Studio (4)	—	14,500,689
	Wunai Yidui	—	490,000
(1)

Includes loan payable of RMB320,113,556 and RMB434,471,206 as of March 31, 2018 and 2019, respectively. Interest due under these related party loans are waived by Hangzhou Ruhnn. Interest expenses to Hangzhou Ruhnn were nil for both years ended March 31, 2018 and 2019. As of July 18, 2019, Hanyi E-Commerce fully repaid the amount due to Hangzhou Ruhnn as part of the Equity Restructuring. See Note 1.

(2)	Represents payments in advance to suppliers for provision of services.
(3)	Represents service fee payable for KOL services to Dayi Studio
(4)	Represents service fee payable for KOL services to Xiuxi Studio